Post-Employment Benefit Obligations - Summary of Expected Outflows for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Less than one year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 312,277
One to two years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	301,047
Two to three years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	295,841
Three to four years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	288,736
Four to five years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	284,030
Over 5 to 10 Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 1,317,844